Pension and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Pension Plans, Defined Benefit [Member]	Dec. 25, 2010 Pension Plans, Defined Benefit [Member]	Dec. 26, 2009 Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Canada Defined Benefit Plans [Member]	Dec. 25, 2010 Canada Defined Benefit Plans [Member]	Dec. 26, 2009 Canada Defined Benefit Plans [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 25, 2010 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 26, 2009 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 U K Defined Benefit Plans [Member]	Dec. 25, 2010 U K Defined Benefit Plans [Member]	Dec. 26, 2009 U K Defined Benefit Plans [Member]	Dec. 31, 2011 Other Postretirement Benefits	Dec. 25, 2010 Other Postretirement Benefits	Dec. 26, 2009 Other Postretirement Benefits	Dec. 25, 2010 Canada Other Postretirement Benefits	Dec. 31, 2011 Canada Other Postretirement Benefits	Dec. 25, 2010 Canada Other Postretirement Benefits	Dec. 26, 2009 Canada Other Postretirement Benefits	Dec. 25, 2010 U.S. Other Postretirement Benefits	Dec. 31, 2011 U.S. Other Postretirement Benefits	Dec. 25, 2010 U.S. Other Postretirement Benefits	Dec. 26, 2009 U.S. Other Postretirement Benefits
Pension and other post-retirement benefits details:
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation Discount Rate, High End																	5.34%	4.67%			5.05%	4.35%
Net periodic pension costs under retirement plans and other postretirement benefits:
Service cost - benefits earned during the period		$ 18.8	$ 17.4	$ 19.6	$ 18.8	$ 17.4	$ 15.0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 4.6	$ 2.4	$ 2.5	$ 3.0		$ 2.2	$ 2.4	$ 2.9		$ 0.2	$ 0.1	$ 0.1
Interest cost on projected benefit obligation		180.5	188.3	177.5	72.4	71.8	69.5	0	0.4	0.4	108.1	116.1	107.6	7.7	9.4	9.4		7.6	9.3	9.3		0.1	0.1	0.1
Amortization of prior service cost (gain)	(3.7)	0.8	0.7	0.7	0.8	0.8	0.7	0	(0.1)	0	0	0	0	(3.8)	(3.6)	(2.5)		(3.8)	(3.6)	(2.5)		0	0	0
Amortization of net actuarial loss (gain)	0.2	20.2	13.6	0.5	9.4	1.3	0.1	0	0	0.4	10.8	12.3	0	(3.4)	(0.1)	(0.9)		(3.5)	(0.1)	(0.9)		0.1	0	0
Net periodic pension cost (benefit)		$ 19.3	$ 39.9	$ 10.6	$ 25.9	$ 21.0	$ 20.4	$ 0	$ 0.3	$ 0.8	$ (6.6)	$ 18.6	$ (10.6)	$ 2.9	$ 8.2	$ 9.0		$ 2.5	$ 8.0	$ 8.8		$ 0.4	$ 0.2	$ 0.2